Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net consist of the following:

	September 30, 2025	December 31, 2024
At cost:
Building improvement	$210,440	$196,929
Furniture and fixtures	27,132	25,390
Medical instruments	839,689	785,776
Motor vehicle	152,743	142,936
Office equipment	386,180	361,385
	1,616,184	1,512,416
Less: accumulated depreciation	(1,286,824)	(1,239,320)
Total	$329,360	$273,096

Plant and equipment, net consist of the following:

	December 31,
	2024	2023
At cost:
Building improvement	$196,929	$92,438
Furniture and fixtures	25,390	250,493
Medical instruments	785,776	844,809
Motor vehicle	142,936	142,936
Office equipment	361,385	150,688
	1,512,416	1,481,364
Less: accumulated depreciation	(1,239,320)	(1,319,207)
Total	$273,096	$162,157